AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 6, 2005

                                                       REGISTRATION NOS. 2-16590
                                                                         811-945
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE

                             SECURITIES ACT OF 1933                          |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 81                     |X|

                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      |X|
                                AMENDMENT NO. 81                             |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)

                                  ------------

                              PHOENIX EQUITY TRUST
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                                  ------------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                           C/O PHOENIX EQUITY PLANNING
                       CORPORATION -- SHAREHOLDER SERVICES
                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                  ------------


                        COUNSEL AND CHIEF LEGAL OFFICER:
                               KEVIN J. CARR, ESQ.
                                     COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056

                              JOHN R. FLORES, ESQ.
                  VICE PRESIDENT, LITIGATION/EMPLOYMENT COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                  ------------

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on       pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on       pursuant to paragraph (a)(i)
|X| 75 days after filing pursuant to paragraph (a)(ii)
[ ] on       pursuant to paragraph (a)(ii) of Rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

This Post-Effective Amendment consists of the following:

    1.   Facing Sheet of the Registration Statement
    2. Replacement Disclosure for "Management of the Fund" sections of prospectus for Phoenix Total Value Fund (formerly named Phoenix All-Weather Value Fund in Post-Effective Amendment No. 80), Phoenix Pathfinder Fund and Phoenix Relative Value Fund.
    3.   Signature Page

This Post-Effective Amendment is being filed for the sole purpose of filing replacement disclosure for the sections entitled "Management of the Fund" of the prospectus found on pages 4 through 7 for Phoenix Total Value, pages 17 through 18 for the Phoenix Pathfinder Fund, and pages 22 through 23 for the Phoenix Relative Value Fund.

But for the replacement disclosure filed herewith, Parts A, B and C of Registrant's Post-Effective Amendment No. 80 to its registration statement filed on May 6, 2005 are incorporated by reference herein and this Post-Effective Amendment No. 81 is being filed for the sole purpose of filing replacement disclosure for the sections entitled "Management of the Fund" found on pages 4 through 7 for Phoenix Total Value Fund, pages 17 through 18 for the Phoenix Pathfinder Fund, and pages 22 through 23 for the Phoenix Relative Value Fund.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISER AND SUBADVISERS

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 13 fund companies totaling __ mutual funds and as adviser to institutional clients. As of March 31, 2005, Phoenix had $56.6 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Acadian Asset Management, Inc. ("Acadian") is a subadviser to the fund and is located at Ten Post Office Square, Boston, MA 02109. Acadian acts as adviser to institutions and individuals. As of March 31, 2005, Acadian had approximately $15.5 billion in assets under management. Acadian has been an investment adviser since 1977.

Golden Capital Management, LLC ("Golden") is a subadviser to the fund and is located at Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, NC 28262. Golden acts as adviser to institutions and individuals. As of March 31, 2005, Golden had approximately $1.8 billion in assets under management. Golden has been an investment adviser since 1999.

Harris Investment Management, Inc. ("Harris") is a subadviser to the fund and is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60690. Harris acts as adviser to institutions and individuals. As of March 31, 2005, Harris had approximately $20.2 billion in assets under management. Harris has been an investment adviser since 1989.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the fund, including oversight of the fund's subadvisers. Acadian, Golden and Harris, as subadvisers, are responsible for the day-to-day management of their portion of the fund's investment portfolio. Phoenix, Acadian, Golden and Harris manage the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the rate of _____%.

Phoenix has contractually agreed to limit total operating expenses of the fund (excluding interest, taxes and extraordinary expenses) through October 31, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:

--------------------------------------------------------------------------------
                                    CLASS A                 CLASS C
--------------------------------------------------------------------------------
      Total Value Fund               ___%                    ___%
--------------------------------------------------------------------------------


4 Phoenix Total Value Fund

Phoenix pays Acadian a subadvisory fee which is calculated at a rate equal to ___% of the gross investment management fee multiplied by the percentage of the fund's assets managed by Acadian.

Phoenix pays Golden a subadvisory fee which is calculated at a rate equal to ___% of the gross investment management fee multiplied by the percentage of the fund's assets managed by Golden.

Phoenix pays Harris a subadvisory fee which is calculated at a rate equal to ___% of the gross investment management fee multiplied by the percentage of the fund's assets managed by the Harris.

PORTFOLIO MANAGEMENT

ACADIAN

A team of investment professionals manages Acadian's allocation of the fund's portfolio and is responsible for the day-to-day management of that portion of the fund's investments.

BRENDAN O. BRADLEY. Mr. Bradley has served on the fund's portfolio management team since its inception in 2005. He is a Senior Vice President and a senior member of the investment research team. Prior to joining Acadian in 2004, Mr. Bradley was a Vice President at Upstream Technologies (2002-2004), where he designed and implemented quantitative investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies (1999-2002).

JOHN R. CHISHOLM, CFA. Mr. Chisholm has served on the fund's portfolio management team since its inception in 2005. He is Co-Chief Investment Officer and Executive Vice President of Acadian. Mr. Chisholm has been affiliated with Acadian since 1984, first in a consulting capacity (1984-1987), as a quantitative research analyst (1987-1989), and as a portfolio manager (since
1989). He became Co-Chief Investment Officer in 1997.

MATTHEW J. COHEN, CFA. Mr. Cohen has served on the fund's portfolio management team since its inception in 2005. He is a Senior Vice President and Portfolio Manager of Acadian. Mr. Cohen specializes in quantitative equity valuation techniques and manages the processes and data that drive Acadian's investment approach. Prior to joining Acadian in 1994, he worked as a senior systems analyst and project manager for Digital Equipment Corporation.

RAYMOND F. MUI. Mr. Mui has served on the fund's portfolio management team since its inception in 2005. He is a Senior Vice President specializing in multi-factor equity valuation frameworks and the development of investment strategies for both the developed and emerging equity markets. Prior to joining Acadian in 1991, Mr. Mui was a member of the senior technical staff at Hughes Aircraft, where he developed prototypes of command, communications and information systems.

BRIAN K. WOLAHAN, CFA. Mr. Wolahan has served on the fund's portfolio management team since its inception in 2005. He is Co-Director of Research and a Senior Portfolio Manager


                                                      Phoenix Total Value Fund 5
responsible for developing and applying quantitative techniques to evaluate markets and securities. Before joining Acadian in 1990, Mr. Wolahan worked in the Systems Planning Group at Bank of New England, and as a Senior Systems Analyst at Mars Incorporated with responsibilities for Corporate Systems.

GOLDEN

A team of investment professionals co-manages Golden's allocation of the fund's portfolio and is responsible for the day-to-day management of that portion of the fund's investments.

GREG W. GOLDEN, CFA. Mr. Golden has served as co-portfolio manager of the fund since its inception in 2005. He is the President and Chief Executive Officer of Golden (since 1999). Previously, Mr. Golden was Senior Vice President and Head of Structured Products Group for TradeStreet Investment Associates, Inc., a wholly owned subsidiary of Bank of America (1995 through 1999). Mr. Golden began his career in 1989 with Sovran Bank of Tennessee, where his experience included portfolio management, derivatives management, trading, asset allocation and quantitative analysis.

JEFF C. MOSER, CFA. Mr. Moser has served as co-portfolio manager of the fund since its inception in 2005. He is the Principal and Managing Director of Golden. Mr. Moser joined Golden in 1999 with the founding of Golden Capital Management. Prior to that, he served as Senior Vice President of the Structured Products Group for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Bank of America. Mr. Moser began his career with Bank of America in 1983 and was Senior Portfolio Manager and co-founder of their highly successful $1.8 billion Disciplined Equity product.

HARRIS

Daniel Sido manages Harris's allocation of the fund's portfolio and is responsible for the day-to-day management of that portion of the fund's investments.

DANIEL L. SIDO. Mr. Sido has served as portfolio manager of the fund since its inception in 2005. He is the Senior Partner and Portfolio Manager at Harris. Prior to joining Harris in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has over 20 years of investment management experience.

Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of securities of the fund.


6 Phoenix Total Value Fund

PRIOR PERFORMANCE OF ACADIAN

The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Acadian with substantially similar investment objectives, policies and strategies as the Total Value Fund. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. Acadian's performance results would have been lower had fund expenses been used and could have been adversely affected had these regulations applied to private accounts. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.


                CALENDAR YEAR            ANNUAL RETURN (%)
                    1999                        8.60
                    2000                        2.86
                    2001                       -4.50
                    2002                      -18.09
                    2003                       35.43
                    2004                       17.12

Year-to-date performance (through March 31, 2005) is 2.15%.


-----------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR PERIODS ENDED MARCH 31, 2005)                        1 YEAR            3 YEARS              5 YEARS
-----------------------------------------------------------------------------------------------------------------
  Acadian U.S. Equity Strategy Composite                     15.90%             9.42%                5.69%
-----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index(1)                                         6.67%             2.74%               -3.21%
-----------------------------------------------------------------------------------------------------------------
  Russell 1000(R) Value Index(2)                             13.17%             7.16%                5.19%
-----------------------------------------------------------------------------------------------------------------
  MSCI USA Index(3)                                           6.97%             2.59%               -3.90%
-----------------------------------------------------------------------------------------------------------------

(1) The S&P 500(R) Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(2) The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(3) The MSCI USA Index is a free float-adjusted market capitalization index that measures equity market performance within the United States. The index is calculated on a total-return basis with gross dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.


                                                      Phoenix Total Value Fund 7

PRIOR PERFORMANCE FOR GOLDEN

The performance information shown below represents a composite of the prior performance of all discretionary accounts representing a composite of fully discretionary separately managed accounts valued in excess of $1 million managed by Golden with substantially similar investment objectives, policies and strategies as the Total Value Fund. Equity composites are comprised of equity only accounts and includes cash. The dispersion of annual returns is measured by the standard deviation of the asset-weighted portfolio returns represented within the composite for the full year. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. Golden's performance results would have been lower had fund expenses been used and could have been adversely affected had these regulations applied to private accounts. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.


                CALENDAR YEAR            ANNUAL RETURN (%)
                    1996                       27.21
                    1997                       36.60
                    1998                       31.71
                    1999                       24.92
                    2000                        7.82
                    2001                       -2.33
                    2002                      -15.30
                    2003                       29.57
                    2004                       14.87


Year-to-date performance (through March 31, 2005) is -1.43%.

-----------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR PERIODS ENDED MARCH 31, 2005)                        1 YEAR             3 YEARS            5 YEARS
-----------------------------------------------------------------------------------------------------------------
  Golden Large Core Value Composite                         10.03%              7.09%              4.99%
-----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index(1)                                        6.67%              2.74%             -3.21%
-----------------------------------------------------------------------------------------------------------------
  Russell 1000(R) Value Index(2)                            13.17%              7.16%              5.19%
-----------------------------------------------------------------------------------------------------------------

(1) The S&P 500(R) Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(2) The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.


8 Phoenix Total Value Fund

PRIOR PERFORMANCE FOR HARRIS

The performance information shown below represents a composite of the prior performance of all discretionary accounts eligible for inclusion in the composite managed by Harris with substantially similar investment objectives, policies and strategies as the Total Value Fund. Equity composites are comprised of equity only accounts and includes cash. The dispersion of annual returns is measured by the standard deviation of the asset-weighted portfolio returns represented within the composite for the full year. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. Harris's performance results would have been lower had fund expenses been used and could have been adversely affected had these regulations applied to private accounts. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.


                CALENDAR YEAR            ANNUAL RETURN (%)
                    1995                       36.87
                    1996                       25.99
                    1997                       37.10
                    1998                       14.75
                    1999                        0.24
                    2000                       18.63
                    2001                        1.01
                    2002                      -17.67
                    2003                       31.66
                    2004                       19.75


Year-to-date performance (through March 31, 2005) is 1.86%.


-----------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR PERIODS ENDED MARCH 31, 2005)                     1 YEAR         3 YEARS       5 YEARS         10 YEARS
-----------------------------------------------------------------------------------------------------------------
  Harris Large Cap Value Composite                       17.35%          8.06%          8.21%           14.80%
-----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index(1)                                     6.67%          2.74%         -3.21%           10.83%
-----------------------------------------------------------------------------------------------------------------
  Russell 1000(R) Value Index(2)                         13.17%          7.16%          5.19%           12.81%
-----------------------------------------------------------------------------------------------------------------

(1) The S&P 500(R) Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(2) The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

                                                      Phoenix Total Value Fund 9

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISER AND SUBADVISER

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 13 fund companies totaling __ mutual funds and as adviser to institutional clients. As of March 31, 2005, Phoenix had $56.6 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Acadian Asset Management, Inc. ("Acadian") is the subadviser to the fund and is located at Ten Post Office Square, Boston, MA 02109. Acadian acts as adviser to institutions and individuals. As of March 31, 2005, Acadian had approximately $15.5 billion in assets under management. Acadian has been an investment adviser since 1977.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the fund. Acadian, as subadviser, is responsible for the day-to-day management of the fund's investment portfolio. Phoenix and Acadian, manage the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the rate of _____%.

Phoenix has contractually agreed to limit total operating expenses of the fund (excluding interest, taxes and extraordinary expenses) through October 29, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:

--------------------------------------------------------------------------------
                                          CLASS A               CLASS C
--------------------------------------------------------------------------------
           Pathfinder Fund                ___   %               ___   %
--------------------------------------------------------------------------------

Phoenix pays Acadian a subadvisory fee at the rate of ____%.

PORTFOLIO MANAGEMENT

A team of investment professionals manages the fund's portfolio and is responsible for the day-to-day management of the fund's portfolio.

BRENDAN O. BRADLEY. Mr. Bradley has served on the fund's portfolio management team since its inception in 2005. He is a Senior Vice President and a senior member of the investment research team. Prior to joining Acadian in 2004, Mr. Bradley was a Vice President at Upstream Technologies (2002-2004), where he designed and implemented quantitative investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies (1999-2002).


                                                      Phoenix Pathfinder Fund 17

JOHN R. CHISHOLM, CFA. Mr. Chisholm has served on the fund's portfolio management team since its inception in 2005. He is Co-Chief Investment Officer and Executive Vice President of Acadian. Mr. Chisholm has been affiliated with Acadian since 1984, first in a consulting capacity (1984-1987), as a quantitative research analyst (1987-1989), and as a portfolio manager (since
1989). He became Co-Chief Investment Officer in 1997.

MATTHEW J. COHEN, CFA. Mr. Cohen has served on the fund's portfolio management team since its inception in 2005. He is a Senior Vice President and Portfolio Manager of Acadian. Mr. Cohen specializes in quantitative equity valuation techniques and manages the processes and data that drive Acadian's investment approach. Prior to joining Acadian in 1994, he worked as a senior systems analyst and project manager for Digital Equipment Corporation.

RAYMOND F. MUI. Mr. Mui has served on the fund's portfolio management team since its inception in 2005. He is a Senior Vice President specializing in multi-factor equity valuation frameworks and the development of investment strategies for both the developed and emerging equity markets. Prior to joining Acadian in 1991, Mr. Mui was a member of the senior technical staff at Hughes Aircraft, where he developed prototypes of command, communications and information systems.

BRIAN K. WOLAHAN, CFA. Mr. Wolahan has served on the fund's portfolio management team since its inception in 2005. He is Co-Director of Research and a Senior Portfolio Manager responsible for developing and applying quantitative techniques to evaluate markets and securities. Before joining Acadian in 1990, Mr. Wolahan worked in the Systems Planning Group at Bank of New England, and as a Senior Systems Analyst at Mars Incorporated with responsibilities for Corporate Systems.

Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of securities of the fund.

18 Phoenix Pathfinder Fund

PRIOR PERFORMANCE OF ACADIAN

The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Acadian with substantially similar investment objectives, policies and strategies as the Pathfinder Fund. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. Acadian's performance results would have been lower had fund expenses been used and could have been adversely affected had these regulations applied to private accounts. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.

                CALENDAR YEAR            ANNUAL RETURN (%)
                    1999                        8.60
                    2000                        2.86
                    2001                       -4.50
                    2002                      -18.09
                    2003                       35.43
                    2004                       17.12


Year-to-date performance (through March 31, 2005) is 2.15%.


-----------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR PERIODS ENDED MARCH 31, 2005)                        1 YEAR             3 YEARS            5 YEARS
-----------------------------------------------------------------------------------------------------------------
  Acadian U.S. Equity Strategy Composite                    15.90%               9.42%              5.69%
-----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index(1)                                        6.67%               2.74%             -3.21%
-----------------------------------------------------------------------------------------------------------------
  Russell 1000(R) Value Index(2)                            13.17%               7.16%              5.19%
-----------------------------------------------------------------------------------------------------------------
  MSCI  USA Index(3)                                         6.97%               2.59%             -3.90%
-----------------------------------------------------------------------------------------------------------------

(1) The S&P 500(R) Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(2) The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(3) The MSCI USA Index is a free float-adjusted market capitalization index that measures equity market performance within the United States. The index is calculated on a total-return basis with gross dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.


                                                      Phoenix Pathfinder Fund 19

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISER AND SUBADVISER

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 13 fund companies totaling __ mutual funds and as adviser to institutional clients. As of March 31, 2005, Phoenix had $56.6 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Golden Capital Management, LLC ("Golden") is the subadviser to the fund and is located at Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, NC 28262. Golden acts as adviser to institutions and individuals. As of March 31, 2005, Golden had approximately $1.78 billion in assets under management. Golden has been an investment adviser since 1999.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the fund. Golden, as subadviser, is responsible for the day-to-day management of the fund's investment portfolio. Phoenix and Golden, manage the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the rate of _____%.

Phoenix has contractually agreed to limit total operating expenses of the fund (excluding interest, taxes and extraordinary expenses) through October 29, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:

--------------------------------------------------------------------------------
                                          CLASS A              CLASS C
--------------------------------------------------------------------------------
         Relative Value Fund              ___   %              ___   %
--------------------------------------------------------------------------------

Phoenix pays Golden a subadvisory fee at the rate of ____%.

PORTFOLIO MANAGEMENT

A team of investment professionals co-manages the fund's portfolio and is responsible for the day-to-day management of the fund's portfolio.

GREG W. GOLDEN, CFA. Mr. Golden has served as co-portfolio manager of the fund since its inception in 2005. He is the President and Chief Executive Officer of Golden (since 1999). Previously, Mr. Golden was Senior Vice President and Head of Structured Products Group for TradeStreet Investment Associates, Inc., a wholly owned subsidiary of Bank of America (1995 through 1999). Mr. Golden began his career in 1989 with Sovran Bank of Tennessee, where his experience included portfolio management, derivatives management, trading, asset allocation and quantitative analysis.


22 Phoenix Relative Value Fund

JEFF C. MOSER, CFA. Mr. Moser has served as co-portfolio manager of the fund since its inception in 2005. He is the Principal and Managing Director of Golden. Mr. Moser joined Golden in 1999 with the founding of Golden Capital Management. Prior to that, he served as Senior Vice President of the Structured Products Group for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Bank of America. Mr. Moser began his career with Bank of America in 1983 and was Senior Portfolio Manager and co-founder of their highly successful $1.8 billion Disciplined Equity product.

Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of securities of the fund.


                                                  Phoenix Relative Value Fund 23

PRIOR PERFORMANCE FOR GOLDEN

The performance information shown below represents a composite of the prior performance of all discretionary accounts representing a composite of fully discretionary separately managed accounts valued in excess of $1 million managed by Golden with substantially similar investment objectives, policies and strategies as the Relative Value Fund. Equity composites are comprised of equity only accounts and includes cash. The dispersion of annual returns is measured by the standard deviation of the asset-weighted portfolio returns represented within the composite for the full year. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. Golden's performance results would have been lower had fund expenses been used and could have been adversely affected had these regulations applied to private accounts. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.


                CALENDAR YEAR            ANNUAL RETURN (%)
                    1996                       27.21
                    1997                       36.60
                    1998                       31.71
                    1999                       24.92
                    2000                        7.82
                    2001                       -2.33
                    2002                      -15.30
                    2003                       29.57
                    2004                       14.87


Year-to-date performance (through March 31, 2005) is -1.43%.


------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR PERIODS ENDED MARCH 31, 2005)                         1 YEAR            3 YEARS              5 YEARS
------------------------------------------------------------------------------------------------------------------
  Golden Large Core Value Composite                          10.03%              7.09%                4.99%
------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index(1)                                         6.67%              2.74%               -3.21%
------------------------------------------------------------------------------------------------------------------
  Russell 1000(R) Value Index(2)                             13.17%              7.16%                5.19%
------------------------------------------------------------------------------------------------------------------

(1) The S&P 500(R) Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(2) The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.


24 Phoenix Relative Value Fund

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 6th day of June, 2005.



                                                   PHOENIX EQUITY TRUST


ATTEST:/s/ Kevin J. Carr                   BY: /s/ Daniel T. Geraci
       ----------------------------------      ---------------------------------
           Kevin J. Carr                           Daniel T. Geraci
           Secretary                               President

     Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 6th day of June, 2005.


                    SIGNATURES                    TITLE
                    ----------                    -----


---------------------------------------------
E. Virgil Conway*                                 Trustee

/s/ Nancy G. Curtiss                              Treasurer (principal financial
---------------------------------------------     and accounting officer)
Nancy G. Curtiss

---------------------------------------------
Harry Dalzell-Payne*                              Trustee

---------------------------------------------
S. Leland Dill*                                   Trustee

/s/ Daniel T. Geraci                              President
---------------------------------------------     (principal executive officer)
Daniel T. Geraci

---------------------------------------------
Francis E. Jeffries*                              Trustee

---------------------------------------------
Leroy Keith, Jr.*                                 Trustee

---------------------------------------------
Marilyn E. LaMarche                               Trustee


---------------------------------------------
Philip R. McLoughlin*                             Trustee and Chairman


---------------------------------------------
Geraldine M. McNamara*                            Trustee

---------------------------------------------
Everett L. Morris*                                Trustee

---------------------------------------------
James M. Oates*                                   Trustee

---------------------------------------------
Donald B. Romans*                                 Trustee

---------------------------------------------
Richard E. Segerson*                              Trustee

---------------------------------------------
Lowell P. Weicker, Jr.*                           Trustee


By /s/ Daniel T. Geraci
---------------------------------------------
* Daniel T. Geraci, Attorney-in-fact pursuant to powers of attorney.


                                       S-1